Organization and Business Description	6 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

TOYO Co., Ltd. (“TOYO”) was incorporated on May 16, 2023, under the laws of the Cayman Islands as an exempted company with limited liability. The Company commenced operations on November 8, 2022, through its a wholly owned subsidiary Vietnam Sunergy Cell Company Limited (“TOYO Solar”), which is a limited liability company established under the laws of the Socialist Republic of Vietnam (“Vietnam”). TOYO and its subsidiaries (the “Company”) are primarily engaged in design, manufacture and sales of solar cells and solar modules and related businesses.

The accompanying consolidated financial statements reflect the activities of TOYO and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
TOYO	May 16, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of TOYO
TOPTOYO Investment Pte. Ltd. (“TOYO SinCo”)	April 26, 2023	Singapore	100	Investment holding
TOYO Solar	November 8, 2022	Vietnam	100	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO China Co., Ltd. (“TOYO China”)	November 20, 2023	China	100	Sales of solar cells and solar modules and related businesses

Reorganization

On February 27, 2024, TOYO completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of TOYO Solar prior to the reorganization. TOYO and TOYO SinCo were established as holding companies of TOYO Solar, and all of these entities are under common control which results in the consolidation of TOYO Solar, which have been accounted for as a reorganization of entities under common control at carrying value.

On February 23, 2024, the Company issued 41,000,000 ordinary shares, at par value of $0.0001 per share (the “Ordinary Shares”), to all existing shareholders on a pro rata basis.

The Company believed that it was appropriate to reflect the reorganization on a retroactive basis as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The Company has retroactively adjusted all share and per share data for all periods presented. The unaudited condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the unaudited condensed consolidated financial statements.

Business Combination with a SPAC

On August 10, 2023, TOYO entered into the Agreement and Plan of Merger (as amended on December 6, 2023, February 6, 2024 and February 29, 2024, the “Business Combination Agreement”) with Blue World Acquisition Corporation, a Cayman Islands exempted company (“BWAQ”), TOYOone Limited, a Cayman Islands exempted company (“Merger Sub”), TOYO SinCo, and TOYO Solar (together with TOYO, Merger Sub and TOYO SinCo, the “Group Companies”, or each individually, a “Group Company”), VSun Joint Venture Stock Company (“VSun JV”), and Fuji Solar Co., Ltd, a Japanese company (“Fuji Solar”), WA Global Corporation, a Cayman Islands exempted company (“WAG”), Belta Technology Company Limited, a Cayman Islands exempted company (“Belta”), and BestToYo Technology Company Limited, a Cayman Islands exempted company (“BestToYo” and together with WAG and Belta, collectively, the “Sellers”).

Pursuant to the Business Combination Agreement, (a) the Group Companies, VSun JV, Fuji Solar, WAG, Belta and BestToYo shall consummate a series of transactions involving the Group Companies, including (A) TOYO (“PubCo”) acquiring one hundred percent (100%) of the issued and paid-up share capital of SinCo from Fuji Solar in exchange for one (1) Ordinary Shares (and such transaction, the “Share Exchange”), and (B) SinCo acquiring one hundred percent (100%) of the issued and outstanding shares of capital stock of the Company from VSun JV at an aggregate consideration of no less than $50,000,000 (the “SinCo Acquisition,” and together with the Share Exchange, the “Pre-Merger Reorganization”), as a result of which (i) SinCo shall become a wholly-owned subsidiary of PubCo, (ii) the Company shall become a wholly-owned subsidiary of SinCo; and (iii) immediately prior to the closing of the SinCo Acquisition, the Sellers shall hold an aggregate of 41,000,000 Ordinary Shares, representing all issued and outstanding share capital of PubCo, and (b) following the consummation of the Pre-Merger Reorganization, BWAQ shall merge with and into Merger Sub, with Merger Sub continuing as the surviving company (the “Merger”), as a result of which, among other things, all of the issued and outstanding securities of BWAQ immediately prior to the filing of the plan of merger with respect to the Merger (the “Plan of Merger”) to the Registrar of Companies of the Cayman Islands, or such later time as may be specified in the Plan of Merger (the “Merger Effective Time”) shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holders thereof to receive substantially equivalent securities of PubCo, in each case, upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of the Companies Act (Revised) of the Cayman Islands and other applicable laws. The Merger, the Pre-Merger Reorganization and each of the other transactions contemplated by the Business Combination Agreement or any of the other relevant Transaction Documents (as defined in the Business Combination Agreement) are collectively referred to as “Transactions.”

Among the 41,000,000 Ordinary Shares, an aggregate of 13,000,000 shares held by the Sellers were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Transactions and will be released from the escrow account and delivered to Sellers as following:

a.	Following the closing of Transactions, if the net profit of PubCo for the fiscal year ending December 31, 2024 as shown on the audited financial statements of PubCo for the fiscal year ending December 31, 2024 (such net profit, the “2024 Audited Net Profit”) is no less than $41,000,000, the 13,000,000 Ordinary Shares shall immediately become vested in full and be released from the escrow account to the Sellers, pro rata; and

b.	If the 2024 Audited Net Profit is less than $41,000,000, then (X) the portion of the ordinary shares in number equal to (i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.

The Transactions was consummated on July 1, 2024. Following the consummation of the Transactions, the ordinary shares of TOYO commenced trading on the Nasdaq Stock Market on July 2, 2024, under the symbol “TOYO.”